FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange Rate Risk
Total Equity	$ 968,903,948	$ 863,714,743	$ 813,233,349	$ 842,170,027
Total assets	2,390,948,423	2,214,504,689	2,114,859,467
Total liabilities	1,422,044,475	$ 1,350,789,946	$ 1,301,626,118
Currency risk | Argentina
Exchange Rate Risk
Total Equity	159,998,762
Total assets	241,470,298
Total liabilities	$ 81,471,536
Percentage of entity's revenue	22.00%
Appreciation (devaluation) of foreign currency against the domestic currency	(32.20%)
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (309,180)
Increase (decrease) in equity due to a reasonably possible risk increase	(4,568,317)
Increase (decrease) in assets due to a reasonably possible risk increase	(7,801,317)
Increase (decrease) in liabilities due to a reasonably possible risk increase	(3,233,000)
Currency risk | Brazil
Exchange Rate Risk
Total Equity	327,782,367
Total assets	958,328,527
Total liabilities	$ 630,546,160
Percentage of entity's revenue	34.80%
Appreciation (devaluation) of foreign currency against the domestic currency	(3.60%)
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (3,959,257)
Increase (decrease) in equity due to a reasonably possible risk increase	(13,126,491)
Increase (decrease) in assets due to a reasonably possible risk increase	(40,179,105)
Increase (decrease) in liabilities due to a reasonably possible risk increase	(27,052,614)
Currency risk | Paraguay
Exchange Rate Risk
Total Equity	247,424,752
Total assets	289,576,010
Total liabilities	$ 42,151,258
Percentage of entity's revenue	8.90%
Appreciation (devaluation) of foreign currency against the domestic currency	0.50%
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (1,365,519)
Increase (decrease) in equity due to a reasonably possible risk increase	(11,749,100)
Increase (decrease) in assets due to a reasonably possible risk increase	(13,559,529)
Increase (decrease) in liabilities due to a reasonably possible risk increase	$ (1,810,429)